UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2024

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

First Foundation Fixed Income Fund

First Foundation Total Return Fund

SEMI-ANNUAL REPORT	MARCH 31, 2024

Investment Adviser: Brookmont Capital Management, LLC

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024

The Funds file their complete schedule of investments with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-838-0191 and (ii) on the SEC’s website at https://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

Schedule of Investments

Mortgage-Backed Securities — 43.5%

	Principal
	Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES — 43.2%
FHLMC MTN 1.54%, 08/17/35	2,500,000	1,777,440
2.00%, 10/29/40	1,000,000	650,747
FHLMC, Series 2022-5253, Class PL 4.00%, 08/25/52	2,000,000	1,769,524
FHLMC 4.00%, 05/01/44	325,283	307,403
5.00%, 06/01/41	61,423	61,370
FHLMC Multifamily Structured Pass-Through Certificates, Series K735, Class AM 2.46%, 05/25/26	2,000,000	1,892,628
FNMA, Series 2023-70, Class B 5.25%, 01/25/54	984,556	963,655
FNMA, Series 2019-M12, Class A2 2.89%, 06/25/29 (a)	1,471,835	1,356,578
FNMA, Series M3, Class X1 1.92%, 11/25/33 (a)(b)	9,344,119	740,556
FNMA, Series 2010-16, Class PA 4.50%, 02/25/40	18,619	18,303

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
FNMA
3.00%, 02/01/43 to 06/01/43 (c)	1,407,994	1,257,049
3.50%, 11/01/42 to 02/01/43 (c)	613,563	564,838
4.00%, 01/01/41 to 03/01/44 (c)	453,749	429,932
4.50%, 10/01/39 to 04/01/41 (c)	574,310	563,236
5.00%, 06/01/41	70,485	70,313
FNMA, Series 2016-104, Class QA 3.00%, 11/25/43	23,706	23,464
FNMA, Series 2012-98, Class WZ 4.00%, 09/25/42	2,253,221	2,128,369
FNMA, Series 2015-45, Class ZY 2.50%, 07/25/45	1,244,237	1,013,658
FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 03/25/29 (a)	1,341,332	1,239,142
FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/27 (a)	831,115	778,007
FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.63%, 06/25/28 (a)	1,291,076	1,225,561
FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 01/25/29 (a)	627,391	580,132
FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.46%, 06/25/28 (a)	1,815,573	1,721,214
FRESB Mortgage Trust, Series 2019-SB63, Class A10H 2.89%, 03/25/39 (a)	527,997	462,461
GNMA, Series 2019-55, Class AH 3.15%, 03/16/61 (a)	716,215	619,619
GNMA, Series 2018-3, Class AG 2.50%, 10/16/58	205,612	175,779
GNMA, Series 2017-106, Class AC 2.60%, 04/16/51	157,088	142,576
GNMA, Series 2012-100, Class BA 2.60%, 08/16/52 (a)	2,500,000	2,087,704
GNMA, Series 2018-129, Class AG 3.10%, 05/16/59	78,274	77,150
GNMA, Series 2017-24, Class A 2.25%, 09/16/44	93,449	89,210
GNMA, Series 2022-146, Class PA 4.00%, 06/20/52	1,304,093	1,250,599
GNMA, Series 2023-1, Class AL 5.00%, 01/20/53	1,500,000	1,455,314

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA, Series 2017-69, Class AS 2.75%, 02/16/58	507,821	461,559
GNMA, Series 2020-8, Class AH 2.55%, 01/16/62	1,192,277	993,080
GNMA, Series 2018-68, Class B 3.00%, 02/16/59 (a)	1,000,000	834,740
GNMA, Series 2020-3, Class AH 2.50%, 02/16/62	970,451	806,425
GNMA, Series 2017-70, Class AE 2.60%, 10/16/58	524,425	446,604
GNMA, Series 2018-156, Class AD 3.25%, 08/16/59 (a)	323,773	297,949
GNMA, Series 2017-46, Class A 2.50%, 11/16/57	310,422	257,591
GNMA
2.50%, 06/20/51	621,746	514,046
3.50%, 05/20/43	401,591	373,209
4.00%, 01/20/41 to 04/20/43 (c)	378,194	363,211
GNMA, Series 2012-83, Class AK 3.19%, 12/16/53 (a)	560,301	496,112
GNMA, Series 2023-150, Class DC 5.50%, 06/20/50	3,000,000	2,979,113
GNMA, Series 2023-147, Class BD 6.00%, 03/20/51	1,965,479	1,988,445
GNMA, Series 2019-2, Class AE 3.25%, 03/16/59	651,243	606,339
GNMA, Series 2023-111, Class ML 5.50%, 05/20/45	1,000,000	991,447
		39,903,401
NON-AGENCY MORTGAGE-BACKED SECURITIES — 0.3%
GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 04/10/47	23,760	23,681
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.69%, 02/15/47 (a)	100,000	88,463
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class C 3.94%, 07/15/46 (a)	191,000	156,682

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Mortgage-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
NON-AGENCY MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class AS 3.94%, 07/15/46 (a)	12,912	12,370
		281,196

Total Mortgage-Backed Securities (Cost $43,533,925)		40,184,597

Corporate Obligations — 30.5%

COMMUNICATION SERVICES — 1.9%
ROBLOX 3.88%, 05/01/30 (d)	2,000,000	1,761,975

CONSUMER STAPLES — 0.9%
Walgreens Boots Alliance 3.20%, 04/15/30	500,000	434,570
4.80%, 11/18/44	500,000	420,584
		855,154

ENERGY — 3.0%
BP Capital Markets
H15T5Y + 4.398%, 4.88% (a)(e)	1,500,000	1,431,031
Enbridge
H15T5Y + 4.431%, 8.50%, 01/15/84 (a)	1,250,000	1,358,169
		2,789,200

FINANCIALS — 12.3%
Arbor Realty Trust 4.50%, 03/15/27	1,750,000	1,553,389
Charles Schwab
H15T10Y + 3.079%, 4.00% (a)(e)	625,000	527,347
H15T5Y + 4.971%, 5.38% (a)(e)	2,050,000	2,035,812
Everest Reinsurance Holdings
US0003M + 2.385%, 7.95%, 05/15/37 (a)	1,000,000	944,343
Lincoln National
TSFR3M + 2.302%, 7.62%, 04/20/67 to 04/20/67 (a)(c)	2,170,000	1,636,497
TSFR3M + 2.619%, 7.94%, 05/17/66 (a)	1,750,000	1,400,355
H15T5Y + 5.318%, 9.25% (a)(e)	500,000	538,637
Oaktree Specialty Lending 2.70%, 01/15/27	650,000	587,798
3.50%, 02/25/25	1,000,000	976,524
PNC Financial Services Group
H15T7Y + 2.808%, 6.25% (a)(e)	500,000	484,586

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Corporate Obligations (continued)

	Principal
	Amount ($)	Value ($)
FINANCIALS (continued)
Prudential Financial
H15T5Y + 3.035%, 3.70%, 10/01/50 (a)	750,000	655,570
		11,340,858

HEALTHCARE — 0.0%
CVS Pass-Through Trust 6.04%, 12/10/28	33,220	33,545
Endo Finance 5.38%, 01/15/23 (d)(f)	187,000	10,285
		43,830

INDUSTRIALS — 4.2%
BNSF Funding Trust I
US0003M + 2.350%, 6.61%, 12/15/55 (a)	750,000	743,963
Southwest Airlines 7.38%, 03/01/27	3,000,000	3,127,567
		3,871,530

MATERIALS — 1.1%
Dow Chemical 5.60%, 02/15/54	1,000,000	996,053

REAL ESTATE — 1.2%
Phillips Edison Grocery Center Operating Partnership I 2.63%, 11/15/31	750,000	608,852
Retail Opportunity Investments Partnership 6.75%, 10/15/28	500,000	517,703
		1,126,555

UTILITIES — 5.9%
Edison International
H15T5Y + 4.698%, 5.38% (a)(e)	2,125,000	2,056,337
Pacific Gas and Electric 2.50%, 02/01/31	2,000,000	1,663,157
4.95%, 07/01/50	2,000,000	1,720,383
		5,439,877

Total Corporate Obligations (Cost $29,192,974)		28,225,032

U.S. Government Agency Obligations — 9.1%

FFCB 2.71%, 12/1/2036	389,000	307,816
2.74%, 4/1/2041	500,000	361,616
2.94%, 2/23/2032	1,000,000	885,012

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

U.S. Government Agency Obligations (continued)

	Principal
	Amount ($)	Value ($)
FFCB (continued) 4.00%, 4/19/2032	450,000	425,503
4.55%, 2/17/2033	1,000,000	963,499
4.70%, 8/16/2032	175,000	170,016
5.37%, 4/19/2033	750,000	749,298
FHLB 2.00%, 2/25/2036	1,000,000	751,394
3.00%, 2/24/2037	500,000	411,922
5.00%, 2/8/2029	500,000	498,749
5.70%, 3/25/2044	250,000	251,227
5.78%, 3/13/2034	500,000	500,237
5.97%, 1/26/2039	450,000	448,854
6.00%, 8/16/2033	1,700,000	1,702,414

Total U.S. Government Agency Obligations (Cost $8,685,619)		8,427,557

U.S. Treasury Obligations — 5.4%

U.S. Treasury Bonds 1.25%, 5/15/2050	5,000,000	2,557,227
2.25%, 8/15/2046	3,500,000	2,395,449

Total U.S. Treasury Obligations (Cost $4,971,028)		4,952,676

Asset-Backed Securities — 3.9%

SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	834,177	784,761
SBA Small Business Investment Company, Series 2023-10B, Class 1 5.69%, 9/10/2033	1,464,813	1,499,120
SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	467,952	441,429
Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	758,235	700,606

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Asset-Backed Securities (continued)

	Principal
	Amount ($)	Value ($)
Small Business Administration
PRIME + -2.650%, 5.85%, 6/25/2034 (a)	219,534	218,608

Total Asset-Backed Securities (Cost $3,766,494)		3,644,524

Preferred Stock — 2.9%

	Shares
COMMUNICATION SERVICES — 0.2%
Qwest Corp. 6.75%, 06/15/2057	3,691	36,024
Telephone and Data Systems 6.00% (e)	10,385	166,056
		202,080

FINANCIALS — 0.8%
Arbor Realty Trust 6.38% (e)	14,956	292,539
B. Riley Financial 6.00%, 01/31/2028	8,000	123,120
B. Riley Financial 5.00%, 12/31/2026	5,642	92,980
Ellington Financial 6.25% (a)(e)	10,391	211,665
RiverNorth DoubleLine Strategic Opportunity Fund 4.38% (e)	1,300	24,707
		745,011

REAL ESTATE — 0.9%
CTO Realty Growth, REIT 6.38% (e)	38,074	770,999

UTILITIES — 1.0%
SCE Trust III 8.58% (a)(e)	37,164	944,709
SCE Trust VI 5.00% (e)	25	525
		945,234

Total Preferred Stock (Cost $3,157,602)		2,663,324

Municipal Bonds — 2.4%
	Principal
	Amount ($)
CALIFORNIA — 1.0%
Modesto Irrigation District RB 7.20%, 10/01/40	500,000	585,687
San Francisco City & County Redevelopment Financing Authority TA 8.26%, 08/01/29	300,000	333,256
		918,943

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Municipal Bonds (continued)

	Principal
	Amount ($)	Value ($)
MARYLAND — 0.5%
Maryland Economic Development RB 3.70%, 06/01/25	500,000	489,587

MICHIGAN — 0.2%
Comstock Park Public Schools GO Insured: Q-SBLF 6.30%, 05/01/26	135,000	135,115

NEW YORK — 0.3%
Port Authority of New York & New Jersey RB 4.46%, 10/01/62	320,000	286,565

OREGON — 0.4%
Multnomah County School District No. 1 Portland GO Insured: ST INTERCEPT 2.40%, 06/30/38	500,000	367,527

Total Municipal Bonds (Cost $2,218,479)		2,197,737

Registered Investment Companies — 1.7%

	Shares
Ares Dynamic Credit Allocation Fund	1,508	21,459
DoubleLine Income Solutions Fund	9,193	116,751
DoubleLine Opportunistic Credit Fund	295	4,549
PGIM High Yield Bond Fund	2,296	29,825
PIMCO Dynamic Income Fund	17,950	346,255
PIMCO Dynamic Income Opportunities Fund	37,262	490,741
RiverNorth DoubleLine Strategic Opportunity Fund	65,948	568,472

Total Registered Investment Companies (Cost $1,849,717)		1,578,052

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

Common Stock — 0.3%

	Shares	Value ($)
REAL ESTATE — 0.3%
Creative Media & Community Trust, REIT	69,150	294,579

Total Common Stock (Cost $439,794)		294,579

Total Investments - 99.7%		92,168,078

(Cost $97,815,632)
Other Assets & Liabilities, Net - 0.3%		251,387

Net Assets - 100.0%		92,419,465

(a)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(b)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(c)	Securities are grouped by coupon and represent a range of maturities.
(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At March 31, 2024, these securities amounted to $1,772,260 or 1.9% of Net Assets of the Fund.

(e)	Perpetual security with no stated maturity date.
(f)	The issuer is, or is in danger of being, in default of its payment obligation.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Mortgage Trust

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y— US Treasury Yield Curve Rate T Note Constant Maturity 5 Year Rate

H15T7Y— US Treasury Yield Curve Rate T Note Constant Maturity 7 Year Rate

H15T10Y— US Treasury Yield Curve Rate T Note Constant Maturity 10 Year Rate

MTN — Medium Term Note

RB — Revenue Bond

REIT — Real Estate Investment Trust

TA — Tax Allocation

TSFR3M— Term Secured Overnight Financing Rate 3 Month

US0003M — ICE LIBOR USD 3 Month

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND MARCH 31, 2024 (Unaudited)

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$40,184,597	$—	$40,184,597
Corporate Obligations	—	28,225,032	—	28,225,032
U.S. Government Agency Obligations	—	8,427,557	—	8,427,557
U.S. Treasury Obligations	—	4,952,676	—	4,952,676
Asset-Backed Securities	—	3,644,524	—	3,644,524
Preferred Stock	2,663,324	—	—	2,663,324
Municipal Bonds	—	2,197,737	—	2,197,737
Registered Investment Companies	1,578,052	—	—	1,578,052
Common Stock	294,579	—	—	294,579

Total Investments in Securities	$4,535,955	$87,632,123	$—	$92,168,078

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

SECTOR WEIGHTINGS†

†Percentages are based on total investments.

Schedule of Investments Foreign Common Stock — 42.4%

	Shares	Value ($)
CANADA — 11.0%

Brookfield	53,873	2,255,663
PrairieSky Royalty Ltd.	301,025	5,901,491
Suncor Energy	146,580	5,410,268

		13,567,422

FRANCE — 18.9%

Bollore SA	1,239,539	8,286,530
Cie de L’Odet	4,398	7,447,716
Cie du Cambodge	1	7,398
Financiere Moncey	1	8,208
Lagardere	116,545	2,662,109
Societe Industrielle et Financiere de l’Artois	6	32,400
Vivendi SA	368,224	4,016,570
Vivendi SA ADR	85,000	921,400

		23,382,331

INDIA — 0.8%

Fairfax India Holdings, Class G (a)	67,000	998,300

JAPAN — 3.6%

Nintendo Co, Ltd.	6,000	327,424
Nintendo Co, Ltd. ADR	300,650	4,085,833

		4,413,257

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

Foreign Common Stock (continued)

	Shares	Value ($)
MEXICO — 2.1%
Becle	1,083,297	2,554,800

NETHERLANDS — 2.3%
EXOR	25,100	2,793,467

SOUTH AFRICA — 1.0%
MultiChoice Group ADR (a)	208,488	1,223,824

UNITED KINGDOM — 2.7%
AstraZeneca, Inc. ADR	26,100	1,768,275
Rentokil Initial ADR	52,585	1,585,438

		3,353,713

Total Foreign Common Stock
(Cost $39,433,324)		52,287,114

Common Stock — 33.4%

COMMUNICATION SERVICES — 3.4%
Alphabet, Inc., Class A (a)	11,620	1,753,806
Alphabet, Inc., Class C (a)	3,860	587,724
Liberty Media - Liberty Formula One, Class A (a)	31,199	1,832,629

		4,174,159

CONSUMER DISCRETIONARY — 3.7%
Dorel Industries, Class B (a)	10,000	51,200
Entain	192,500	1,939,080
Tandy Leather Factory (a)	560,237	2,605,102

		4,595,382

CONSUMER STAPLES — 2.4%
Bridgford Foods (a)	1	11
JG Boswell Co	250	148,750
Philip Morris International, Inc.	30,284	2,774,620

		2,923,381

ENERGY — 2.8%
Pardee Resources	100	25,000
Texas Pacific Land	6,012	3,478,002

		3,503,002

FINANCIALS — 9.6%
Berkshire Hathaway, Inc., Class B (a)	5,055	2,125,729
Burford Capital (b)	461,068	7,363,256
Charles Schwab	25,630	1,854,074
First Citizens BancShares, Inc., Class B	75	112,500
FRMO (a)	2,000	14,860

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

Common Stock (continued)

	Shares	Value ($)

FINANCIALS (continued)

Southern BancShares NC	65	373,749

		11,844,168

HEALTHCARE — 4.1%

Baxter International	12,500	534,250
Joint (a)	191,209	2,497,190
UnitedHealth Group	4,150	2,053,005

		5,084,445

INDUSTRIALS — 1.0%

DSV	8,130	1,320,764

MATERIALS — 1.0%

Keweenaw Land Association Ltd. (a)	52,595	1,212,315

REAL ESTATE — 5.4%

Creative Media & Community Trust, REIT	276,083	1,176,114
IWG (a)	2,241,748	5,462,705

		6,638,819

Total Common Stock
(Cost $33,439,872)		41,296,435

U.S. Treasury Obligations — 18.9%

	Principal
	Amount ($)

U.S. Treasury Bills 1.94%, 6/27/2024 (c)	4,065,000	4,013,744
5.29%, 4/23/2024 (c)	1,720,000	1,714,461
5.29%, 5/30/2024 (c)	1,515,000	1,501,934
5.30%, 4/16/2024 (c)	1,510,000	1,506,685
5.31%, 4/11/2024 (c)	1,005,000	1,003,537
5.31%, 6/20/2024 (c)	1,520,000	1,502,380

U.S. Treasury Bonds 1.38%, 8/15/2050	2,000,000	1,056,172
1.88%, 11/15/2051	1,000,000	598,945

U.S. Treasury Notes 0.88%, 11/15/2030	5,815,000	4,706,743
1.88%, 2/15/2032	1,200,000	1,013,531
2.63%, 4/15/2025	1,029,000	1,004,241
3.50%, 9/15/2025	1,030,000	1,010,768
3.88%, 8/15/2033	2,750,000	2,676,953

Total U.S. Treasury Obligations
(Cost $23,143,890)		23,310,094

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

U.S. Government Agency Obligations — 2.6%

	Principal Amount ($)	Value ($)
FFCB 2.87%, 2/25/2030	500,000	457,541
6.45%, 9/27/2035	2,800,000	2,810,135

Total U.S. Government Agency Obligations (Cost $3,248,852)		3,267,676

Exchange Traded Fund — 0.8%

	Shares
Hipgnosis Songs Fund	1,165,892	1,016,240
Total Exchange Traded Fund (Cost $937,048)		1,016,240

Mortgage-Backed Securities — 0.6%

	Principal Amount ($)
AGENCY MORTGAGE-BACKED SECURITIES — 0.6%
FHLB 2.50%, 03/18/38	300,000	230,801
FHLMC 5.00%, 06/01/41	19,423	19,407
FNMA 3.00%, 02/01/43 to 06/01/43 (d)	182,336	162,790
3.50%, 11/01/42 to 02/01/43 (d)	83,217	76,599
4.00%, 02/01/44	21,509	20,379
4.50%, 02/01/40 to 01/01/41 (d)	41,249	40,453
5.00%, 06/01/41	22,289	22,235
FNMA, Series 2012-93, Class SW
SOFR30A + 5.986%, 0.67%, 09/25/42 (e)(f)	13,906	1,461
FNMA, Series 2004-354, Class 1 0.00%, 12/25/34 (g)(h)	1,317	1,162
GNMA 3.00%, 04/20/43 to 06/20/43 (d)	34,605	31,118
3.50%, 05/20/43	35,778	33,249
4.00%, 01/20/41 to 04/20/43 (d)	39,178	37,539
4.50%, 05/20/40 to 03/20/41 (d)	13,563	13,367
		690,560
Total Mortgage-Backed Securities (Cost $751,250)		690,560

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

Registered Investment Company — 0.3%

	Shares	Value ($)
TCW Strategic Income Fund	70,000	336,700

Total Registered Investment Company (Cost $327,718)		336,700

Special Purpose Acquisition Company — 0.0%

Pershing Square Tontine (a)	42,443	—

Total Special Purpose Acquisition Company (Cost $–)		—

Warrants — 0.0%

	Units
Pershing Square Tontine (a)	10,610	—

Total Warrants (Cost $–)		—

Corporate Obligations — 0.0%

	Principal Amount ($)
COMMUNICATION SERVICES — 0.0%
iHeartCommunications, Inc.
6.38%, 05/01/26	545	465
8.38%, 05/01/27	132	74
		539

Total Corporate Obligations (Cost $823)		539

Asset-Backed Security — 0.0%

Bear Stearns Asset-Backed Securities Trust, Series 2003-ABF1, Class A
TSFR1M + 0.854%, 6.18%, 1/25/2034 (e)	1	1

Total Asset-Backed Security (Cost $–)		1

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

Preferred Stock — 0.0%

	Shares	Value ($)
COMMUNICATION SERVICES — 0.0%
Liberty Broadband 7.00% (i)	–	10

FINANCIALS — 0.0%
First Internet Bancorp 6.00%, 06/30/2029 (e)	1,000	23,300

Total Preferred Stock (Cost $22,175)		23,310

Total Investments - 99.0%		122,228,669
(Cost $101,304,952)

Other Assets & Liabilities, Net - 1.0%		1,240,971

Net Assets - 100.0%		123,469,640

(a)	Non-income producing security.

(b)	Represents a company categorized as a “non-United States company”, as set forth in the Fund’s Prospectus, because at least 50% of the company’s revenue is generated outside of the United States.

(c)	Interest rate represents the security’s effective yield at the time of purchase.

(d)	Securities are grouped by coupon and represent a range of maturities.

(e)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(f)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Zero coupon security.

(h)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(i)	Perpetual security with no stated maturity date.

ADR — American Depositary Receipt

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

Ltd. — Limited

REIT — Real Estate Investment Trust

SOFR30A — Secured Overnight Financing Rate 30-day Average

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND MARCH 31, 2024 (Unaudited)

TSFR1M— Term Secured Overnight Financing Rate 1 Month

The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1		Level 2	Level 3	Total
Foreign Common Stock	$52,287,114		$—	$—	$52,287,114
Common Stock	41,296,435		—	—	41,296,435
U.S. Treasury Obligations	—		23,310,094	—	23,310,094
U.S. Government Agency Obligations	—		3,267,676	—	3,267,676
Exchange Traded Fund	1,016,240		—	—	1,016,240
Mortgage-Backed Securities	—		690,560	—	690,560
Registered Investment Company	336,700		—	—	336,700
Special Purpose Acquisition Company	—	^	—	—	—
Warrants	—	^	—	—	—
Corporate Obligations	—		539	—	539
Asset-Backed Security	—		1	—	1
Preferred Stock	23,310		—	—	23,310

Total Investments in Securities	$94,959,799		$27,268,870	$—	$122,228,669

^ Security is fair valued at zero.

Amounts designated as “—” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Assets
Investments, at value (Cost $97,815,632 and $101,304,952)	$92,168,078	$122,228,669
Cash equivalents (Note 2)	112,319	3,605,519
Foreign currency	564	3,995
Dividends and interest receivable	629,456	240,272
Investments sold receivable	124,731	982
Fund shares sold receivable	51	180,623
Foreign tax reclaim receivable	–	333,834
Prepaid expenses and other assets	24,706	28,996

Total assets	93,059,905	126,622,890

Liabilities:
Fund shares redeemed payable	417,401	162,666
Distribution and shareholder servicing fees payable	64,983	16,823
Audit fees payable	35,045	–
Income distribution payable	23,651	–
Investment advisory fees payable	9,421	12,284
Payable due to administrator	6,183	51,183
Trustees fees payable	3,638	4,102
CCO fees payable	1,144	1,302
Investments purchased payable	–	2,804,816
Accrued expenses and other liabilities	78,974	100,074

Total liabilities	640,440	3,153,250

Net Assets	$92,419,465	$123,469,640

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Net Assets Consist of:
Paid-in capital	116,346,391	105,853,574
Total distributable earnings (accumulated losses)	(23,926,926)	17,616,066

Net Assets	$92,419,465	$123,469,640

Foreign currency, at cost	569	4,018
Class A:
Net assets	$47,922,904	$42,834,230
Shares outstanding (no par value; unlimited shares authorized)	4,257,078	1,525,833
Net asset value per share(a)(b)	$11.26	$28.07

Class Y:
Net assets	$44,496,561	$80,635,410
Shares outstanding (no par value; unlimited shares authorized)	3,956,761	2,805,071
Net asset value, offering and redemption price per share	$11.25	$28.75

Maximum offering price per share(c)	$11.76	$29.78

(a) Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDS”).

(b) Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.

(c) The Class A sales charge is 4.25% for the Fixed Income Fund and 5.75% for the Total Return Fund. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS FOR THE SIX MONTHS ENDED MARCH 31, 2024 (Unaudited)

STATEMENTS OF OPERATIONS

	First Foundation Fixed Income Fund	First Foundation Total Return Fund
Investment Income:
Interest	$2,659,106	$756,005
Dividends	311,745	590,323
Less: Foreign taxes withheld	(399)	(47,940)

Total income	2,970,452	1,298,388

Expenses:
Investment advisory fees	148,038	301,997
Distribution and/or Service (12b-1) fees:
Class A Shares	60,056	53,120
Administration fees	59,131	72,379
Trustees fees	7,011	8,588
Chief compliance officer fees	3,180	3,917
Transfer agent fees	76,253	78,124
Registration fees	23,291	24,608
Legal fees	17,209	20,717
Audit fees	14,414	17,303
Custodian/wire agent fees	14,317	12,418
Reports to shareholders	13,425	16,583
Other	16,742	11,787

Total operating expenses	453,067	621,541
Less:
Fees Paid Indirectly	(27,127)	(554)

Net operating expenses	425,940	620,987

Net investment income	2,544,512	677,401

Realized gain (loss) on:
Investments in securities	(4,317,131)	731,074
Foreign currency related transactions	–	6,266

Net realized gain (loss)	(4,317,131)	737,340
Net Change in Unrealized Appreciation (Depreciation) on:
Investments in securities	8,659,943	11,710,729
Foreign currency related translations	11	(9,664)

Net change in unrealized appreciation (depreciation)	8,659,954	11,701,065

Net realized and unrealized gain	4,342,823	12,438,405

Total increase in net assets resulting from operations	$6,887,335	$13,115,806

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,544,512	$6,257,671
Net realized loss	(4,317,131)	(12,387,164)
Net change in unrealized appreciation (depreciation)	8,659,954	9,714,694

Net increase resulting from operations	6,887,335	3,585,201

Distributions:
Class A Shares	(1,259,960)	(2,483,205)
Class Y Shares	(1,371,465)	(3,885,685)
Return of capital:
Class A Shares	—	(91,042)
Class Y Shares	—	(138,038)

Net decrease resulting from distributions	(2,631,425)	(6,597,970)

Net increase (decrease) in net assets from operations and distributions	4,255,910	(3,012,769)

Capital Share transactions:(1)
Class A Shares
Issued	31,606	374,952
Reinvestment of Distributions	1,135,989	2,312,056
Redeemed	(3,448,271)	(8,606,178)

Net decrease from Class A share transactions	(2,280,676)	(5,919,170)

Class Y Shares
Issued	3,771,509	6,778,042
Reinvestment of Distributions	1,368,637	3,980,690
Redeemed	(20,412,485)	(43,255,320)

Net decrease from Class Y share transactions	(15,272,339)	(32,496,588)

Total decrease in net assets	(13,297,105)	(41,428,527)

Net Assets
Beginning of period	105,716,570	147,145,097

End of period	$92,419,465	$105,716,570

(1) For share transactions, see Note 6 in Notes to Financial Statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2024 (unaudited)	Year Ended September 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$677,401	$1,851,761
Net realized gain	737,340	7,778,321
Net change in unrealized appreciation (depreciation)	11,701,065	12,715,941

Net increase resulting from operations	13,115,806	22,346,023

Distributions:
Class A Shares	(4,350,187)	(3,910,075)
Class Y Shares	(8,302,501)	(6,996,391)

Net decrease resulting from distributions	(12,652,688)	(10,906,466)

Net increase in net assets from operations and distributions	463,118	11,439,557

Capital Share transactions:(1)
Class A Shares
Issued	1,082,444	9,808,261
Reinvestment of Distributions	4,160,983	3,671,896
Redeemed	(8,082,016)	(5,545,887)

Net increase (decrease) from Class A share transactions	(2,838,589)	7,934,270

Class Y Shares
Issued	12,835,634	32,930,710
Reinvestment of Distributions	8,288,261	6,895,059
Redeemed	(20,892,467)	(26,339,228)

Net increase from Class Y share transactions	231,428	13,486,541

Total increase (decrease) in net assets	(2,144,043)	32,860,368

Net Assets
Beginning of period	125,613,683	92,753,315

End of period	$123,469,640	$125,613,683

(1) For share transactions, see Note 6 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period/Year

Class A Shares	Six- Month Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019
Net Asset Value, Beginning of Period	$10.80	$11.13	$13.34		$13.27	$13.05	$12.69

Income from Investment Operations:
Net investment income(a)	0.28	0.52	0.39		0.37	0.36	0.35
Net realized and unrealized gain (loss)	0.47	(0.29)	(2.19)		0.25	0.19	0.37

Total from Investment Operations	0.75	0.23	(1.80)		0.62	0.55	0.72

Distributions and Distributions:
Net investment income	(0.29)	(0.54)	(0.39)		(0.42)	(0.33)	(0.36)
Net realized gains	—	—	(0.02)		(0.11)	—	—
Return of capital	—	(0.02)	—		(0.02)	—	—(b)

Total dividends and distributions	(0.29)	(0.56)	(0.41)		(0.55)	(0.33)	(0.36)

Net Asset Value, End of Period(c)	$11.26	$10.80	$11.13		$13.34	$13.27	$13.05

Total Return(c)(d)	7.02%	1.99%	(13.79)	%(e)	4.71%	4.27%	5.76%

Ratios to Average Net Assets:(f)
Net Assets, End of Period (000’s)	$47,923	$48,209	$55,516		$75,144	$82,276	$89,042
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.94%		0.91%	0.90%	0.90%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.04%	0.98%	0.94%		1.02%	1.07%	0.95%
Ratio of Net Investment Income to Average Net Assets	5.05%	4.66%	3.14%		2.79%	2.74%	2.72%
Portfolio turnover rate	36%	37%	14%		34%	75%	53%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Prior to February 15, 2019, total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%. See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

(f)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

Class Y Shares	Six- Month Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022		Year Ended September 30, 2021(1),(2)	Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period	$10.79	$11.12	$13.33		$13.26	$13.04	$12.68

Income from Investment Operations:
Net investment income(a)	0.29	0.55	0.42		0.40	0.39	0.38
Net realized and unrealized gain (loss)	0.47	(0.29)	(2.19)		0.25	0.19	0.37

Total from Investment Operations	0.76	0.26	(1.77)		0.65	0.58	0.75

Distributions and Distributions:
Net investment income	(0.30)	(0.57)	(0.42)		(0.45)	(0.36)	(0.39)
Net realized gains	—	—	(0.02)		(0.11)	—	—
Return of capital	—	(0.02)	—		(0.02)	—	—(b)

Total dividends and distributions	(0.30)	(0.59)	(0.44)		(0.58)	(0.36)	(0.39)

Net Asset Value, End of Period(c)	$11.25	$10.79	$11.12		$13.33	$13.26	$13.04

Total Return(c)(d)	7.16%	2.25%	(13.59	)%(e)	4.97%	4.54%	6.02%

Ratios to Average Net Assets:(f)
Net Assets, End of Period (000’s)	$44,497	$57,507	$91,629		$124,228	$114,884	$106,978
Ratio of Expenses to Average Net Assets	0.73%	0.73%	0.69%		0.66%	0.65%	0.65%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.79%	0.73%	0.69%		0.77%	0.82%	0.71%
Ratio of Net Investment Income to Average Net Assets	5.27%	4.87%	3.39%		3.03%	3.01%	2.97%
Portfolio turnover rate	36%	37%	14%		34%	75%	53%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(d)

Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Prior to February 15, 2019, total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	If not for the capital contribution from First Foundation Advisors, the total return would have been (13.74)%. See Note 3 in Notes to Financial Statements.
(f)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

(1)

On January 11, 2021, the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Fixed Income Fund”). Class A shares of the Fixed Income Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Fixed Income Fund. Information presented prior to January 11, 2021 is that of the Fixed Income Predecessor Fund. See Note 1 in Notes to Financial Statements.

(2)

On November 16, 2020, Class C Shares of the Fixed Income Predecessor Fund were converted to Class Y Shares of the Fixed Income Predecessor Fund, and the Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

Class A Shares	Six- Month Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1)	Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period	$27.99	$25.03	$30.50	$22.94	$22.99	$23.03

Income from Investment Operations:
Net investment income(a)	0.13	0.42	1.13	0.55	0.18	0.19
Net realized and unrealized gain (loss)	2.88	5.53	(2.34)	7.23	(0.08)	(0.09)

Total from Investment Operations	3.01	5.95	(1.21)	7.78	0.10	0.10

Distributions and Distributions:
Net investment income	(1.46)	(0.92)	(0.45)	(0.22)	(0.15)	(0.02)
Net realized gains	(1.47)	(2.07)	(3.81)	—	—	(0.12)

Total dividends and distributions	(2.93)	(2.99)	(4.26)	(0.22)	(0.15)	(0.14)

Net Asset Value, End of Period(b)	$28.07	$27.99	$25.03	$30.50	$22.94	$22.99

Total Return(b)(c)	11.43%	25.25%	(5.20)%	34.09%	0.39%	0.53%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$42,834	$45,507	$33,456	$40,395	$35,088	$40,099
Ratio of Expenses to Average Net Assets	1.19%	1.20%	1.22%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.19%	1.20%	1.22%	1.35%	1.56%	1.23%
Ratio of Net Investment Income to Average Net Assets	0.96%	1.53%	3.99%	1.98%	0.80%	0.86%
Portfolio turnover rate	31%	103%	105%	85%	73%	62%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)

Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Prior to February 15, 2019, total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

Class Y Shares	Six- Month Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021(1),(2)	Year Ended September 30, 2020	Year Ended September 30, 2019

Net Asset Value, Beginning of Period	$28.62	$25.54	$31.04	$23.34	$23.38	$23.43

Income from Investment Operations:
Net investment income(a)	0.17	0.50	1.05	0.71	0.23	0.25
Net realized and unrealized gain (loss)	2.96	5.64	(2.22)	7.27	(0.06)	(0.10)

Total from Investment Operations	3.13	6.14	(1.17)	7.98	0.17	0.15

Distributions and Distributions:
Net investment income	(1.53)	(0.99)	(0.52)	(0.28)	(0.21)	(0.08)
Net realized gains	(1.47)	(2.07)	(3.81)	—	—	(0.12)

Total dividends and distributions	(3.00)	(3.06)	(4.33)	(0.28)	(0.21)	(0.20)

Net Asset Value, End of Period(b)	$28.75	$28.62	$25.54	$31.04	$23.34	$23.38

Total Return(b)(c)	11.62%	25.52%	(4.98)%	34.42%	0.68%	0.74%

Ratios to Average Net Assets:(d)
Net Assets, End of Period (000’s)	$ 80,635	$ 80,107	$ 59,297	$ 47,566	$ 30,271	$ 35,575
Ratio of Expenses to Average Net Assets	0.94%	0.95%	0.97%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	0.94%	0.95%	0.97%	1.10%	1.31%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.77%	3.66%	2.48%	1.01%	1.11%
Portfolio turnover rate	31%	103%	105%	85%	73%	62%

(a)	Per share data was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end

(c)

Total return is based on market value per share for periods after February 15, 2019. Distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s Dividend Reinvestment Plan. Prior to February 15, 2019, total return is at net asset value assuming all distributions are reinvested. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(1)

On January 11, 2021, the Highland Total Return Fund (the “Total Return Predecessor Fund”) was reorganized into the First Foundation Fixed Income Fund (the “Total Return Fund”). Class A shares of the Total Return Predecessor Fund were exchanged on a tax-free basis for Class A shares of the Total Return Fund. Information presented prior to January 11, 2021 is that of the Total Return Predecessor Fund. See Note 1 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIRST FOUNDATION TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

Throughout the Period/Year

(2)

On November 16, 2020, Class C Shares of the Total Return Predecessor Fund were converted to Class Y Shares of the Predecessor Fund, and the Total Return Class C Shares were terminated. See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the First Foundation Fixed Income Fund and the First Foundation Total Return Fund (each a “Fund” and collectively, the “Funds”). The investment objective of the First Foundation Fixed Income Fund is to seek maximum income consistent with prudent investment management and the preservation of capital. The investment objective of the First Foundation Total Return Fund is to seek maximum total return (total return includes both income and capital appreciation). The Funds are each classified as a diversified investment company. Brookmont Capital Management, LLC serves as the Funds’ investment adviser (the “Adviser”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The First Foundation Fixed Income Fund (the “Fixed Income Fund”) is the successor to the Highland Fixed Income Fund (the “Fixed Income Predecessor Fund”) and the First Foundation Total Return Fund (the “Total Return Fund”) is the successor to the Highland Total Return Fund (the “Total Return Predecessor Fund” and, together with the Fixed Income Predecessor Fund, the “Predecessor Funds”). The Predecessor Funds were managed by Highland Capital Management Fund Advisors, L.P., the Predecessor Funds’ investment adviser (the “Predecessor Adviser”), prior to their reorganizations into the Funds. The Predecessor Fixed Income Fund and the Predecessor Total Return Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Fixed Income Fund and the Total Return Fund, respectively. Each Fund acquired the assets and assumed all of the liabilities of its Predecessor Fund (the “Reorganization”) on January 11, 2021 in a tax-free transaction. The Funds had no operations prior to the Reorganization. The financial statements and financial highlights reflect the financial information of the Predecessor Funds for periods prior to January 11, 2021. The Funds currently offer Class A and Class Y Shares. On November 16, 2020, Class C Shares of each Predecessor Fund were converted to Class Y Shares of the applicable Predecessor Fund, and the Class C Shares were terminated.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more- likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2024, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. For the period ended March 31, 2024, the Funds did not hold any future contracts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The First Foundation Fixed Income Fund distributes its net investment income, if any, at least monthly. The First Foundation Total Return Fund distributes its net investment income, if any, at least annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Options Written/Purchased — The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security.

The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

For the period ended March 31, 2024, the Funds did not hold any option contracts.

Swap Contracts — The Funds are authorized to enter into swap contracts, including total return swaps and equity swap contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered. In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at year end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at year end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. At March 31, 2024, the Funds did not hold swap contracts.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2024, the First Foundation Fixed Income Fund and First Foundation Total Return Fund paid $59,131 and $72,379 respectively for these services.

Effective January 11, 2021, the Funds have adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for Class A shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Class A shares. Prior to January 11, 2021, the Predecessor Funds adopted a distribution plan (the “Predecessor Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Predecessor Plan required the payment of a monthly service fee to NexPoint Securities, Inc. (“NexPoint”) at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Predecessor Funds. The Predecessor Plan also required the payment of a monthly distribution fee to NexPoint at an annual rate of 0.75% of the average daily net assets attributable to Class C shares.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the period ended March 31, 2024, the Fixed Income Fund and Total Return Fund earned credits of $906 and $554, respectively. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

For its services to each Fund under the Advisory Agreement, the Adviser is entitled to a management fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Advisory Fee
First Foundation Fixed Income Fund	0.30%
First Foundation Total Return Fund	0.50%

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

For each Fund, until January 31, 2022, the Adviser had contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) from exceeding 0.74% of the average daily net assets of each of the Fixed Income Fund’s share classes and 1.13% of the average daily net assets of each of the Total Return Fund’s share classes. This contractual agreement was terminated by the Adviser effective as of January 31, 2022. In addition, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/ or expense reimbursement and (ii) at the time of the recoupment.

For the period ended March 31, 2024, there were no previously waived fees reimbursed to the Funds by the Adviser.

First Foundation Advisors (“FFA” or the “Sub-Adviser”) serves as the investment sub-adviser to the Funds. FFA makes investment decisions for each Fund and continuously reviews, supervises and administers each Fund’s investment program. For its services to the Funds, FFA is entitled to receive from the Adviser a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund:

Fund	Sub-Advisory Fee
First Foundation Fixed Income Fund	0.15%
First Foundation Total Return Fund	0.30%*

* Prior to January 27, 2023, the sub-advisory fee was 0.25%.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

6. Share Transactions

	First Foundation Fixed Income Fund		First Foundation Total Return Fund
	10/1/2023 to 3/31/2024 (Unaudited)	10/1/2022 to 9/30/2023	10/1/2023 to 3/31/2024 (Unaudited)	10/1/2022 to 9/30/2023
Class A:
Shares Issued	2,900	33,707	40,200	346,859
Shares Issued in Lieu of Dividends and Distributions	102,386	206,555	154,074	143,701
Shares Redeemed	(311,226)	(761,086)	(294,412)	(201,402)
Total Increase (Decrease) in Net Assets Derived from Class A Transactions	(205,940)	(520,824)	(100,138)	289,158
Class Y:
Shares Issued	339,756	603,244	458,966	1,149,063
Shares Issued in Lieu of Dividends and
Distributions	123,690	355,490	299,884	264,008
Shares Redeemed	(1,835,789)	(3,870,549)	(752,495)	(936,396)
Total Increase (Decrease) in Net Assets Derived from Class Y Transactions	(1,372,343)	(2,911,815)	6,355	476,675

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2024, were as follows:

	U.S. Gov’t	Other	Total
First Foundation Fixed Income Fund
Purchases	$25,953,272	$5,503,953	$31,457,225
Sales	22,317,541	26,303,022	48,620,563
First Foundation Total Return Fund
Purchases	2,919,964	29,413,030	32,332,994
Sales	2,966,063	35,445,661	38,411,724

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, passive foreign investment companies (PFICs), REITs, paydown gain (loss), foreign currency, convertible preferred, perpetual bond, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2023 are primarily attributable to distributions in excess of net investment income and partnerships and have been reclassified to/(from) the following accounts for year ended September 30, 2023.

	Distributable Earnings (Loss)	Paid-in- Capital
First Foundation Fixed Income Fund	$—	$—
First Foundation Total Return Fund	72	(72)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of distributions paid during the years ended September 30, 2023 and September 30, 2022 is as follows:

	Ordinary Income	Long-term Capital Gain	Return of Capital	Total
First Foundation Fixed Income Fund
2023	6,368,890	—	229,080	6,597,970
2022	5,954,962	151,510	–	6,106,472
First Foundation Total Return Fund
2023	5,072,983	5,833,483	–	10,906,466
2022	7,158,729	5,240,554	–	12,399,283

At September 30, 2023, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Fixed Income Fund	Total Return Fund

Undistributed Ordinary Income	$–	$12,302,034
Undistributed Long-Term Capital Gains	–	349,786
Capital Loss Carryfowards Short-Term	(1,853,319)	–
Capital Loss Carryfowards Long-Term	(11,972,938)	–
Unrealized Appreciation/Depreciation	(14,370,364)	4,512,787
Other Temporary Differences	13,785	(11,659)

Net Distributable Earnings	$(28,182,836)	$17,152,948

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the year ended September 30, 2023, the Funds did not utilize capital loss carryforwards to offset capital gains.

Post-October losses represent losses realized on investment transactions from November 1, 2022 through September 30, 2023 that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

The other temporary differences are comprised of dividends payable and losses deferred to off-setting positions.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

The Federal tax cost and gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2024 were as follows:

	Federal Tax Cost	Aggregated Gross (Unrealized) Appreciation	Aggregated Gross (Unrealized) Depreciation	Net (Unrealized) Appreciation/ (Depreciation)
First Foundation Fixed Income Fund	$97,815,632	$1,491,406	$(7,138,960)	$(5,647,554)
First Foundation Total Return Fund	101,304,952	22,856,916	(1,933,199)	20,923,717

For Federal income tax purposes the difference between federal tax cost and book cost primarily relates to wash sales, perpetual bond basis adjustment and investments in passive foreign investment companies (PFICs).

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below. The following risks pertain to the Funds, unless otherwise noted.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Asset Allocation Risk (First Foundation Total Return Fund) — The Fund is subject to asset allocation risk, which is the risk that the Sub-Adviser’s allocation of the Fund’s assets among strategies will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Equity Risk — Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Large Shareholder Risk (First Foundation Total Return Fund) — The risk that a significant percentage of the Fund’s shares may be owned or controlled by a large shareholder, such as other funds or accounts, including those of which the Adviser, the Sub-Adviser or an affiliate of the Adviser or Sub-Adviser, may have investment discretion. Accordingly, the Fund can be subject to the potential for large scale inflows and outflows as a result of purchases and redemptions made by significant shareholders. These inflows and outflows could be significant, could cause the Fund to sell securities at inopportune times in order to meet redemption requests, and could cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Energy Sector Risk — Energy Sector Risk (Total Return Fund): The profitability of companies in the energy industries is related to worldwide energy prices and costs related to energy production. The energy industries are cyclical and highly dependent on commodity prices. Energy-related companies can be significantly affected by the supply of, and demand for, particular energy products (such as oil and natural gas). Companies in the energy industries may be adversely affected by natural disasters or other catastrophes. The companies may be at risk for environmental damage claims and other types of litigation. Companies in the energy industries also may be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate

(e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the energy industries may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Real Estate Sector Risk — Securities of companies principally engaged In the real estate sector may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include (i) changes in general economic and market conditions; (ii) changes In the value of real estate properties: (iii) risks related to local economic conditions, overbuilding and increased competition: (iv) increases in property taxes and operating expenses; (v) changes in zoning laws: (vi) casualty and condemnation losses; (vii) variations

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

in rental income, neighborhood values or the appeal of property to tenants: (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended.

Value Style Risk (First Foundation Total Return Fund) — If the Sub-Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Communications Sector Risk (First Foundation Total Return Fund) — Communications Sector Risk is the risk that the securities of, or financial instruments tied to the performance of, issuers in the Communications Sector that the Fund purchases will underperform the market as a whole. To the extent that the Fund’s investments are exposed to issuers conducting business in the Communications Sector (“Communications Companies”), the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Communications Sector, The prices of the securities of Communications Companies may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged In strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of Communications Companies in their primary markets.

Counterparty Risk — There is a risk that the Fund may incur a loss arising from the failure of another party to a contract (the counterparty) to meet its obligations. Substantial losses can be incurred if a counterparty fails to deliver on its contractual obligations.

Credit Risk — The risk that the issuer of a security or, the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/ or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Derivatives Risk — The Fund’s use of futures contracts, options, and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Liquidity risk and market risk are described elsewhere in this section. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Foreign investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on Investments in Issuers from certain non-U.S. countries may require the Fund to sell such investments at inopportune times which could result in losses to the Fund.

Investments In Investment Company Risk — When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the Investment Company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Growth Style Risk (First Foundation Total Return Fund) — If a growth company does not meet the Sub-Adviser’s expectations that its earnings will increase at a certain rate, the price of its stock may decline significantly, even if it has increased earnings. Many growth companies do not pay dividends. Companies that do not pay dividends often have greater stock price declines during market downturns. Over time, a growth investing style may go in and out of favor, and when out of favor, may cause the Fund to underperform other funds that use differing investing styles.

Hedging Risk (First Foundation Total Return Fund) — Hedging risk is the risk that instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds”, but there is no guarantee that an investment in these securities will result in a high rate of return.

Interest Rate Risk — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly. Interest rate risk may be heightened for investments in emerging market countries.

Large Capitalization Company Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Micro-, Small- and Mid-Capitalization Company Risk — The micro-, small- and mid-capitalization companies in which the Fund may invest may be more vulnerable

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

to adverse business or economic events than larger, more established companies. In particular, investments in these micro-, small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro-, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage- backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing’s and loan modifications at lower Interest rates. In contrast, if prevailing interest rates rise prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Cyber Security Risk — The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach In cyber security, including cyber-attacks. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private shareholder Information or confidential company Information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Prepayment Risk — The risk that, in a declining interest environment fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Portfolio Turnover Risk (First Foundation Total Return Fund) — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

REITs Risk — REITs are pooled investment vehicles that own, and usually operate income-producing real estate or finance real estate. REITs are susceptible to the risks associated with direct ownership of real estate, as discussed elsewhere in this section. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Restricted Securities Risk (First Foundation Total Return Fund) — Investments in restricted securities may be illiquid. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, restricted securities may not be subject to the disclosure and other investor protection requirements that might be applicable to unrestricted securities. In order to sell restricted securities, the Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Other transaction costs may be higher for restricted securities than unrestricted securities.

LIBOR Replacement Risk — The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Asset-Backed Securities Risk (First Foundation Fixed Income Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed-income securities that the Fund may acquire.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - continued

Financials Sector Risk (First Foundation Fixed Income Fund) — The Fund is subject to the risk that the securities of issuers in the Financials Sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Preferred Stock Risk (First Foundation Fixed Income Fund) — Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments. Preferred stock may also be subject to prepayment risk, which is discussed below.

Municipal Securities Risk (First Foundation Fixed Income Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024 (Unaudited)

NOTES TO FINANCIAL STATEMENTS - concluded

10. Other:

At March 31, 2024, the percentage of total shares outstanding held by shareholders owning 10% or greater for the Funds, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
First Foundation Fixed Income Fund, Class A	1	12%
First Foundation Fixed Income Fund, Class Y	1	94%
First Foundation Total Return Fund, Class A	1	12%
First Foundation Total Return Fund, Class Y	2	91%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2024.

NOTES

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2023 to March 31, 2024.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratios	Expenses Paid During Period*
First Foundation Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$1,070.20	0.98%	$5.12
Class Y	1,000.00	1,071.60	0.73	3.83
Hypothetical
Class A	$1,000.00	$1,020.05	0.98%	$5.00
Class Y	1,000.00	1,021.30	0.73	3.74
First Foundation Total Return Fund
Actual Fund Return
Class A	$1,000.00	$1,114.30	1.19%	$6.29
Class Y	1,000.00	1,116.20	0.94	4.97
Hypothetical
Class A	$1,000.00	$1,019.05	1.19%	$6.01
Class Y	1,000.00	1,020.30	0.94	4.75

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366.

THE ADVISORS’ INNER CIRCLE FUND III	BROOKMONT FUNDS MARCH 31, 2024

LIQUIDITY RISK MANGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 26, 2024, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation for the period from January 1, 2023 through December 31, 2023. Among other things, the Program Administrator’s report noted that:

●

the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk during the period covered by the report.

●	during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders.

●	no material changes have been made to the Program during the period covered by the report.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

NOTES

NOTES

NOTES

Brookmont Funds

PO Box 219009

Kansas City, MO 64121

800-838-0191

Investment Adviser:

Brookmont Capital Management, LLC

5950 Berkshire Lane, Suite 1420,

Dallas, TX 75225

Sub-Adviser:

First Foundation Advisors

18101 Von Karman Avenue, Suite 700,

Irvine, CA 92612

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described. Investors should read it carefully before investing or sending money.

BRK-SA-001-0400

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 7, 2024